Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale
The total assets and liabilities held for sale at 31 December 2022 and 2021, which are all in the gas & low carbon energy, oil production and operations and customers & products segments, are set out in the table below.

		$ million
	2022	2021
Property, plant and equipment	693	35
Goodwill	58	137
Investments in associates	—	632
Inventories	255	152
Cash	35	—
Trade and other receivables	201	696
Assets classified as held for sale	1,242	1,652
Trade and other payables	(256)	(238)
Lease liabilities	(14)	(74)
Provisions	(36)	(47)
Deferred tax liabilities	(15)	—
Liabilities directly associated with assets classified as held for sale	(321)	(359)